Intangible Assets - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Amortizing:
Balance at beginning	$ 1,803,199		$ 1,985,595	$ 1,979,491
Additions	13,833	[1]	35,077	46,261
Disposals	(6,708)		(534)	(2,474)
Amortization	(114,829)		(111,298)	(107,597)
Exchange rate variation	130,097		(105,641)	69,914
Balance at ending	1,825,592		1,803,199	1,985,595
Trademark [Member]
Amortizing:
Balance at beginning	1,025,095
Balance at ending	1,102,299		1,025,095
Computer software [member]
Amortizing:
Balance at beginning	30,611
Balance at ending	33,339		30,611
Customer Relationship [Member]
Amortizing:
Balance at beginning	408,149
Balance at ending	358,275		408,149
Supplier contracts [Member]
Amortizing:
Balance at beginning	20,548
Balance at ending	18,513		20,548
Water rights [Member]
Amortizing:
Balance at beginning	11,302
Balance at ending	11,558		11,302
Amortizing [Member] | Trademark [Member]
Amortizing:
Balance at beginning	293,519		341,183	315,912
Additions	966	[1]	689	35,496
Disposals
Amortization	(29,338)		(28,920)	(24,166)
Exchange rate variation	30,070		(19,433)	13,941
Balance at ending	295,217		293,519	341,183
Amortizing [Member] | Computer software [member]
Amortizing:
Balance at beginning	30,611		24,941	21,079
Additions	7,852	[1]	19,045	7,527
Disposals	(1,408)		(28)	(12)
Amortization	(7,295)		(6,294)	(5,121)
Exchange rate variation	3,579		(7,053)	1,468
Balance at ending	33,339		30,611	24,941
Amortizing [Member] | Customer Relationship [Member]
Amortizing:
Balance at beginning	408,149		486,166	549,705
Additions	2,126	[1]		2,370
Disposals	(735)			(2,434)
Amortization	(67,713)		(72,137)	(74,213)
Exchange rate variation	16,448		(5,880)	10,738
Balance at ending	358,275		408,149	486,166
Amortizing [Member] | Supplier contracts [Member]
Amortizing:
Balance at beginning	20,548		28,077	30,509
Additions
Disposals
Amortization	(3,660)		(3,715)	(3,822)
Exchange rate variation	1,625		(3,814)	1,390
Balance at ending	18,513		20,548	28,077
Amortizing [Member] | Others [Member]
Amortizing:
Balance at beginning	13,975		1,044	833
Additions	2,281	[1]	14,566	501
Disposals	(4,565)		(506)	(28)
Amortization	(6,823)		(232)	(275)
Exchange rate variation	1,523		(897)	13
Balance at ending	6,391		13,975	1,044
Non-amortizing [Member] | Trademark [Member]
Amortizing:
Balance at beginning	1,025,095		1,092,793	1,050,106
Additions	608	[1]	563	367
Disposals
Amortization
Exchange rate variation	76,596		(68,261)	42,320
Balance at ending	1,102,299		1,025,095	1,092,793
Non-amortizing [Member] | Water rights [Member]
Amortizing:
Balance at beginning	11,302		11,391	11,347
Additions			214
Disposals
Amortization
Exchange rate variation	256		(303)	44
Balance at ending	$ 11,558		$ 11,302	$ 11,391

[1]	Of the total amount of additions, US$2,131 refers to the acquisition of JBS Terminais Ltda.